Eaton Vance

Tax-Managed Buy-Write Strategy Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.5%

Security	Shares	Value
Aerospace & Defense — 0.7%
Boeing Co. (The)(1)	1,784	$294,824
Huntington Ingalls Industries, Inc.(1)	2,170	305,428
Textron, Inc.(1)	1,970	71,097

		$671,349

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(1)	711	$72,657
United Parcel Service, Inc., Class B(1)	1,266	210,954

		$283,611

Airlines — 0.3%
Alaska Air Group, Inc.(1)	3,244	$118,827
United Airlines Holdings, Inc.(1)(2)	6,073	211,037

		$329,864

Auto Components — 0.1%
Aptiv PLC	900	$82,512

		$82,512

Automobiles — 0.3%
General Motors Co.(1)	10,950	$324,010

		$324,010

Banks — 1.2%
Citizens Financial Group, Inc.(1)	2,920	$73,818
Comerica, Inc.(1)	1,757	67,205
JPMorgan Chase & Co.(1)	3,790	364,863
SVB Financial Group(1)(2)	2,438	586,631
Zions Bancorp NA(1)	3,012	88,011

		$1,180,528

Beverages — 2.0%
Coca-Cola Co. (The)(1)	2,104	$103,875
PepsiCo, Inc.(1)	13,207	1,830,490

		$1,934,365

Biotechnology — 2.8%
Gilead Sciences, Inc.(1)	11,877	$750,508
Incyte Corp.(1)(2)	8,444	757,764
Vertex Pharmaceuticals, Inc.(1)(2)	4,459	1,213,383

		$2,721,655

Building Products — 0.5%
Fortune Brands Home & Security, Inc.(1)	6,049	$523,359

		$523,359

Security	Shares	Value
Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The)(1)	3,856	$774,941
Moody’s Corp.(1)	745	215,938
S&P Global, Inc.(1)	1,352	487,531

		$1,478,410

Chemicals — 1.1%
Ecolab, Inc.(1)	1,705	$340,727
Linde PLC(1)	717	170,739
Sherwin-Williams Co. (The)(1)	741	516,285

		$1,027,751

Commercial Services & Supplies — 0.8%
Copart, Inc.(1)(2)	1,078	$113,362
Waste Management, Inc.(1)	5,846	661,592

		$774,954

Communications Equipment — 0.7%
Cisco Systems, Inc.(1)	13,779	$542,755
Motorola Solutions, Inc.(1)	706	110,708

		$653,463

Construction Materials — 0.2%
Martin Marietta Materials, Inc.(1)	824	$193,937

		$193,937

Consumer Finance — 0.4%
Synchrony Financial(1)	13,342	$349,160

		$349,160

Containers & Packaging — 0.7%
Avery Dennison Corp.(1)	902	$115,311
Ball Corp.(1)	2,698	224,258
Packaging Corp. of America(1)	2,800	305,340

		$644,909

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)(2)	1,685	$358,804

		$358,804

Diversified Telecommunication Services — 2.1%
AT&T, Inc.(1)	17,027	$485,440
Liberty Global PLC, Class A(1)(2)	11,480	241,195
Liberty Global PLC, Class C(1)(2)	15,038	308,805
Verizon Communications, Inc.(1)	16,955	1,008,653

		$2,044,093

Electric Utilities — 1.4%
Edison International(1)	6,312	$320,902
NextEra Energy, Inc.(1)	3,794	1,053,063

		$1,373,965

Security	Shares	Value
Electrical Equipment — 0.7%
Eaton Corp. PLC(1)	6,734	$687,070

		$687,070

Energy Equipment & Services — 0.5%
Halliburton Co.(1)	27,748	$334,363
Helmerich & Payne, Inc.(1)	4,130	60,505
TechnipFMC PLC(1)	15,298	96,530

		$491,398

Entertainment — 1.7%
Netflix, Inc.(1)(2)	3,300	$1,650,099

		$1,650,099

Equity Real Estate Investment Trusts (REITs) — 1.3%
Crown Castle International Corp.(1)	1,116	$185,814
Iron Mountain, Inc.(1)	12,580	337,018
Mid-America Apartment Communities, Inc.(1)	4,492	520,848
Public Storage(1)	700	155,904

		$1,199,584

Food & Staples Retailing — 1.3%
Kroger Co. (The)(1)	8,645	$293,152
Walgreens Boots Alliance, Inc.(1)	1,500	53,880
Walmart, Inc.(1)	6,370	891,227

		$1,238,259

Food Products — 1.4%
Campbell Soup Co.(1)	1,585	$76,667
Conagra Brands, Inc.(1)	2,493	89,025
General Mills, Inc.(1)	9,693	597,864
Hershey Co. (The)(1)	863	123,702
JM Smucker Co. (The)(1)	1,072	123,838
Kellogg Co.(1)	2,017	130,278
McCormick & Co., Inc.(1)	907	176,049
Tyson Foods, Inc., Class A	953	56,684

		$1,374,107

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories(1)	9,384	$1,021,261
Baxter International, Inc.(1)	3,485	280,264
Danaher Corp.(1)	5,579	1,201,326
Medtronic PLC(1)	8,169	848,922
ResMed, Inc.(1)	1,173	201,087

		$3,552,860

Health Care Providers & Services — 1.4%
Centene Corp.(1)(2)	8,642	$504,088
CVS Health Corp.(1)	906	52,910
Quest Diagnostics, Inc.(1)	1,243	142,311
UnitedHealth Group, Inc.(1)	1,922	599,222

		$1,298,531

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.(1)	2,925	$642,008

		$642,008

Security	Shares	Value
Household Durables — 1.4%
D.R. Horton, Inc.(1)	12,122	$916,787
Garmin, Ltd.(1)	1,245	118,101
Newell Brands, Inc.(1)	19,813	339,991

		$1,374,879

Household Products — 1.5%
Procter & Gamble Co. (The)(1)	10,532	$1,463,843

		$1,463,843

Insurance — 2.1%
American International Group, Inc.(1)	4,746	$130,657
Lincoln National Corp.(1)	16,270	509,739
Marsh & McLennan Cos., Inc.(1)	2,901	332,745
Progressive Corp. (The)(1)	3,776	357,474
Travelers Cos., Inc. (The)(1)	5,133	555,339
Unum Group(1)	10,200	171,666

		$2,057,620

Interactive Media & Services — 8.5%
Alphabet, Inc., Class A(1)(2)	1,686	$2,471,001
Alphabet, Inc., Class C(1)(2)	1,773	2,605,601
Facebook, Inc., Class A(1)(2)	11,989	3,139,919

		$8,216,521

Internet & Direct Marketing Retail — 8.1%
Amazon.com, Inc.(1)(2)	2,482	$7,815,148

		$7,815,148

IT Services — 4.8%
Accenture PLC, Class A(1)	1,265	$285,877
Akamai Technologies, Inc.(1)(2)	501	55,381
Broadridge Financial Solutions, Inc.(1)	1,719	226,908
Cognizant Technology Solutions Corp., Class A(1)	5,632	390,973
Fidelity National Information Services, Inc.(1)	3,931	578,683
Global Payments, Inc.(1)	1,591	282,530
Jack Henry & Associates, Inc.(1)	386	62,760
Mastercard, Inc., Class A(1)	2,579	872,140
PayPal Holdings, Inc.(2)	1,900	374,357
Visa, Inc., Class A(1)	7,416	1,482,978
Western Union Co. (The)(1)	2,487	53,296

		$4,665,883

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.(1)	6,652	$671,453

		$671,453

Machinery — 0.4%
Caterpillar, Inc.(1)	772	$115,144
Flowserve Corp.(1)	4,274	116,637
Parker-Hannifin Corp.(1)	680	137,591

		$369,372

Media — 1.7%
Comcast Corp., Class A(1)	34,097	$1,577,327
Interpublic Group of Cos., Inc. (The)(1)	4,476	74,615

		$1,651,942

Security	Shares	Value
Multi-Utilities — 1.1%
CMS Energy Corp.(1)	9,671	$593,896
Sempra Energy(1)	3,649	431,896

		$1,025,792

Multiline Retail — 0.2%
Target Corp.(1)	1,444	$227,314

		$227,314

Oil, Gas & Consumable Fuels — 1.0%
Cabot Oil & Gas Corp.(1)	13,335	$231,495
Chevron Corp.	2,600	187,200
Marathon Oil Corp.(1)	64,323	263,081
Occidental Petroleum Corp.(1)	8,462	84,705
Williams Cos., Inc. (The)(1)	11,095	218,017

		$984,498

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.(1)	12,551	$756,700
Johnson & Johnson(1)	8,372	1,246,423
Merck & Co., Inc.(1)	7,706	639,213
Zoetis, Inc.(1)	626	103,521

		$2,745,857

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	2,381	$111,836

		$111,836

Road & Rail — 1.6%
CSX Corp.(1)	15,384	$1,194,875
Norfolk Southern Corp.(1)	1,458	311,998

		$1,506,873

Semiconductors & Semiconductor Equipment — 8.3%
Advanced Micro Devices, Inc.(1)(2)	7,011	$574,832
Analog Devices, Inc.(1)	5,679	662,966
Intel Corp.(1)	20,370	1,054,759
Lam Research Corp.(1)	3,499	1,160,793
Micron Technology, Inc.(1)(2)	9,956	467,534
NVIDIA Corp.(1)	5,125	2,773,753
Qorvo, Inc.(1)(2)	382	49,282
QUALCOMM, Inc.(1)	10,921	1,285,183

		$8,029,102

Software — 13.1%
Adobe, Inc.(1)(2)	4,874	$2,390,356
Microsoft Corp.(1)	40,959	8,614,906
Oracle Corp.(1)	7,003	418,079
salesforce.com, inc.(1)(2)	4,619	1,160,847

		$12,584,188

Specialty Retail — 2.6%
Best Buy Co., Inc.(1)	1,823	$202,882
Gap, Inc. (The)(1)	10,841	184,622
Home Depot, Inc. (The)(1)	5,494	1,525,739
Tiffany & Co.(1)	851	98,588
TJX Cos., Inc. (The)(1)	5,474	304,628
Tractor Supply Co.(1)	1,174	168,281

		$2,484,740

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 10.5%
Apple, Inc.(1)	87,352	$10,116,235

		$10,116,235

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B(1)	3,892	$488,602

		$488,602

Tobacco — 0.2%
Altria Group, Inc.(1)	4,598	$177,667

		$177,667

Total Common Stocks — 101.5% (identified cost $62,754,103)		$97,853,980

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(3)	236,085	$236,085

Total Short-Term Investments — 0.2% (identified cost $236,085)		$236,085

Total Investments — 101.7% (identified cost $62,990,188)		$98,090,065

Total Written Call Options — (1.6)% (premiums received $2,057,682)		$(1,504,939)

Other Assets, Less Liabilities — (0.1)%		$(130,453)

Net Assets — 100.0%		$96,454,673

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Written Call Options — (1.6)%

Exchange-Traded Options — (1.6)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	2	$2,283,612	$12,800	10/2/20	$(185)
NASDAQ 100 Index	3	3,425,418	12,000	10/5/20	(795)
NASDAQ 100 Index	3	3,425,418	11,400	10/7/20	(53,895)
NASDAQ 100 Index	2	2,283,612	11,500	10/9/20	(31,300)
NASDAQ 100 Index	3	3,425,418	11,600	10/12/20	(37,935)
NASDAQ 100 Index	3	3,425,418	11,500	10/14/20	(61,110)
NASDAQ 100 Index	3	3,425,418	11,300	10/16/20	(99,960)
NASDAQ 100 Index	3	3,425,418	11,200	10/19/20	(126,420)
NASDAQ 100 Index	3	3,425,418	11,450	10/21/20	(87,600)
NASDAQ 100 Index	3	3,425,418	11,200	10/23/20	(140,460)
NASDAQ 100 Index	3	3,425,418	11,675	10/26/20	(65,940)
NASDAQ 100 Index	3	3,425,418	11,750	10/28/20	(57,946)
S&P 500 Index	14	4,708,200	3,450	10/2/20	(2,905)
S&P 500 Index	13	4,371,900	3,450	10/5/20	(5,720)
S&P 500 Index	13	4,371,900	3,400	10/7/20	(29,575)
S&P 500 Index	14	4,708,200	3,380	10/9/20	(52,010)
S&P 500 Index	14	4,708,200	3,400	10/12/20	(44,870)
S&P 500 Index	14	4,708,200	3,425	10/14/20	(37,660)
S&P 500 Index	14	4,708,200	3,375	10/16/20	(76,580)
S&P 500 Index	14	4,708,200	3,300	10/19/20	(145,530)
S&P 500 Index	14	4,708,200	3,375	10/21/20	(87,150)
S&P 500 Index	14	4,708,200	3,350	10/23/20	(112,490)
S&P 500 Index	14	4,708,200	3,400	10/26/20	(75,740)
S&P 500 Index	14	4,708,200	3,410	10/28/20	(71,163)

Total					$(1,504,939)

At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2020, the value of the Fund’s investment in affiliated funds was $236,085, which represents 0.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$234,453	$14,827,386	$(14,825,566)	$(188)	$—	$236,085	$2,155	236,085

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$97,853,980 *	$—	$—	$97,853,980
Short-Term Investments	—	236,085	—	236,085
Total Investments	$97,853,980	$236,085	$—	$98,090,065

Liability Description
Written Call Options	$(1,504,939)	$—	$—	$(1,504,939)
Total	$(1,504,939)	$—	$—	$(1,504,939)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.